Stock Portfolio of December 31, 1997

PORTFOLIO OF INVESTMENTS


Common Stocks -- 93.1%


Security                                           Shares           Value
--------------------------------------------------------------------------------

Advertising -- 0.6%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                20,000           $   847,500
--------------------------------------------------------------------------------
                                                                    $   847,500
--------------------------------------------------------------------------------

Auto and Parts -- 2.4%
--------------------------------------------------------------------------------
Magna International, Inc. Class A                  55,000           $ 3,454,688
--------------------------------------------------------------------------------
                                                                    $ 3,454,688
--------------------------------------------------------------------------------

Banks and Money Services -- 4.9%
--------------------------------------------------------------------------------
Citicorp                                           10,332           $ 1,306,352
First Union Corp.                                  45,000             2,306,250
JP Morgan and Co., Inc.                            30,000             3,386,250
--------------------------------------------------------------------------------
                                                                    $ 6,998,852
--------------------------------------------------------------------------------

Beverages -- 0.6%
--------------------------------------------------------------------------------
PepsiCo, Inc.                                      25,000           $   910,938
--------------------------------------------------------------------------------
                                                                    $   910,938
--------------------------------------------------------------------------------

Communications Equipment -- 0.5%
--------------------------------------------------------------------------------
Nokia Corp., ADR                                   10,000           $   700,000
--------------------------------------------------------------------------------
                                                                    $   700,000
--------------------------------------------------------------------------------

Computers and Business Equipment -- 2.8%
--------------------------------------------------------------------------------
Lexmark International Group, Inc.*                 65,000           $ 2,470,000
Xerox Corp.                                        20,000             1,476,250
--------------------------------------------------------------------------------
                                                                    $ 3,946,250
--------------------------------------------------------------------------------

Drugs -- 11.0%
--------------------------------------------------------------------------------
Amgen, Inc.*                                       45,000           $ 2,435,625
Elan Corp., PLC, ADR*                              50,000             2,559,375
Eli Lilly & Co.                                    60,000             4,177,500
Genzyme Corp. Class A*                             50,000             1,384,375
Pfizer, Inc.                                       20,000             1,491,250
Warner-Lambert Co.                                 30,000             3,720,000
--------------------------------------------------------------------------------
                                                                    $15,768,125
--------------------------------------------------------------------------------

Electronics - Semiconductors -- 1.0%
--------------------------------------------------------------------------------
Intel Corp.                                        20,000           $ 1,405,000
--------------------------------------------------------------------------------
                                                                    $ 1,405,000
--------------------------------------------------------------------------------

Financial - Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
Federal National Mortgage Association              65,000           $ 3,709,063
MGIC Investment Corp.                              20,000             1,330,000
--------------------------------------------------------------------------------
                                                                    $ 5,039,063
--------------------------------------------------------------------------------

Foods -- 8.2%
--------------------------------------------------------------------------------
McCormick & Co., Inc.                             130,000           $ 3,648,125
Sara Lee Corp.                                     60,000             3,378,750
Unilever ADR                                       76,000             4,745,249
--------------------------------------------------------------------------------
                                                                    $11,772,124
--------------------------------------------------------------------------------

Health Services -- 0.6%
--------------------------------------------------------------------------------
Trigon Healthcare, Inc.*                           30,000           $   783,750
--------------------------------------------------------------------------------
                                                                    $   783,750
--------------------------------------------------------------------------------

Household Products -- 2.6%
--------------------------------------------------------------------------------
Gillette Co.                                       19,640           $ 1,972,593
Newell Co.                                         40,000             1,700,000
--------------------------------------------------------------------------------
                                                                    $ 3,672,593
--------------------------------------------------------------------------------

Information Services -- 6.6%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                    80,000           $ 4,909,999
Reuters Holdings PLC, ADR                          60,000             3,975,000
SunGard Data Systems, Inc.*                        20,000               620,000
--------------------------------------------------------------------------------
                                                                    $ 9,504,999
--------------------------------------------------------------------------------

Insurance -- 9.5%
--------------------------------------------------------------------------------
Allstate Corp.                                     44,540           $ 4,047,573
American International Group, Inc.                 15,000             1,631,250
Marsh & McLennan Cos., Inc.                        55,000             4,100,938
Progressive Corp.                                  32,000             3,836,000
--------------------------------------------------------------------------------
                                                                    $13,615,761
--------------------------------------------------------------------------------

                       See notes to financial statements

Stock Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Security                                             Shares      Value
--------------------------------------------------------------------------------

Leisure Equipment -- 0.6%
--------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc.                             50,000      $    921,875
--------------------------------------------------------------------------------
                                                                 $    921,875
--------------------------------------------------------------------------------

Medical Products -- 5.7%
--------------------------------------------------------------------------------
Baxter International, Inc.                           85,000      $  4,287,187
Johnson & Johnson Co.                                60,000         3,952,500
--------------------------------------------------------------------------------
                                                                 $  8,239,687
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 0.4%
--------------------------------------------------------------------------------
Smith International, Inc.*                           10,000      $    613,750
--------------------------------------------------------------------------------
                                                                 $    613,750
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 5.6%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                             25,000      $  1,517,188
British Petroleum, PLC ADR                           30,000         2,390,625
Meridian Resource Corp.*                            300,000         2,868,750
USX-Marathon Group                                   35,000         1,181,250
--------------------------------------------------------------------------------
                                                                 $  7,957,813
--------------------------------------------------------------------------------

Publishing -- 4.9%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                70,000      $  3,758,125
McGraw-Hill, Inc.                                    45,000         3,330,000
--------------------------------------------------------------------------------
                                                                 $  7,088,125
--------------------------------------------------------------------------------

REITS -- 5.1%
--------------------------------------------------------------------------------
Camden Property Trust                                20,000      $    620,000
Equity Residential Properties Trust                  10,000           505,625
Highwood Properties, Inc.                            20,000           743,750
Liberty Property Trust, Inc.                         25,000           714,063
Patriot America Hospitality, Inc.                    70,000         2,016,875
Public Storage, Inc.                                 50,000         1,468,750
Security Capital Industrial Trust                    25,000           621,875
Security Capital Pacific Trust, Inc.                 25,000           606,250
--------------------------------------------------------------------------------
                                                                 $  7,297,188
--------------------------------------------------------------------------------

Retail - Food and Drug -- 5.6%
--------------------------------------------------------------------------------
CVS Corp.                                            80,000      $  5,124,999
Safeway, Inc.*                                       45,000         2,846,250
--------------------------------------------------------------------------------
                                                                 $  7,971,249
--------------------------------------------------------------------------------

Retail - Specialty and Apparel -- 3.7%
--------------------------------------------------------------------------------
The Home Depot, Inc.                                 90,000      $  5,298,749
--------------------------------------------------------------------------------
                                                                 $  5,298,749
--------------------------------------------------------------------------------

Specialty Chemicals and Materials -- 2.9%
--------------------------------------------------------------------------------
Ecolab, Inc.                                         75,000      $  4,157,813
--------------------------------------------------------------------------------
                                                                 $  4,157,813
--------------------------------------------------------------------------------

Telephone Utilities -- 3.8%
--------------------------------------------------------------------------------
GTE Corp.                                            70,000      $  3,657,500
SBC Communications, Inc.                             25,000         1,831,250
--------------------------------------------------------------------------------
                                                                 $  5,488,750
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost, $99,845,661)                                $133,454,642
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 3.6%

Insurance -- 0.8%
--------------------------------------------------------------------------------
Sun America, Inc., 3.188%                            25,000      $  1,164,063
--------------------------------------------------------------------------------
                                                                 $  1,164,063
--------------------------------------------------------------------------------

Metals - Gold -- 2.8%
--------------------------------------------------------------------------------
Freeport McMoRan Copper & Gold,
  Series CV, 5%                                     180,000      $  3,903,750
--------------------------------------------------------------------------------
                                                                 $  3,903,750
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
   (identified cost, $4,977,348)                                 $  5,067,813
--------------------------------------------------------------------------------

Convertible Bonds -- 3.2%

                                                   Principal
                                                   Amount
                                                   (000's
Security                                           Omitted)      Value
--------------------------------------------------------------------------------
INCO Ltd., 5.75%, 7/1/04                           $  3,920      $  3,743,600
Scandinavian Broadcasting System,
  7.25%, 8/1/05                                         840           844,200
--------------------------------------------------------------------------------

Total Convertible Bonds
   (identified cost, $5,038,992)                                 $  4,587,800
--------------------------------------------------------------------------------

                       See notes to financial statements

Stock Portfolio of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


Corporate Bonds -- 0.0%


                                                   Principal
                                                   Amount
                                                   (000's
Security                                           Omitted)      Value
--------------------------------------------------------------------------------
H. P. Hood & Son, 7.50%, 2/1/01                    $     50      $     39,400
--------------------------------------------------------------------------------

Total Corporate Bonds
   (identified cost, $50,000)                                    $     39,400
--------------------------------------------------------------------------------

Total Investments -- 99.9%
   (identified cost, $109,912,001)                               $143,149,655
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.1%                           $    198,180
--------------------------------------------------------------------------------


Net Assets -- 100%                                               $143,347,835
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
* Non-income producing security.

                       See notes to financial statements

Stock Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $109,912,001)                                $143,149,655
Cash                                                                       174
Interest and dividends receivable                                      373,245
Tax reclaim receivable                                                  26,891
Deferred organization expenses (Note 1D)                                 5,195
--------------------------------------------------------------------------------
Total assets                                                      $143,555,160
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 5)                                      $    175,000
Payable to affiliate for Trustees' fees (Note 2)                         2,000
Accrued expenses                                                        30,325
--------------------------------------------------------------------------------
Total liabilities                                                 $    207,325
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $143,347,835
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $110,110,181
Net unrealized appreciation of investments
   (computed on the basis of identified cost)                       33,237,654
--------------------------------------------------------------------------------
Total                                                             $143,347,835
--------------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $15,541)                         $  2,449,371
Interest income                                                        429,090
--------------------------------------------------------------------------------
Total income                                                      $  2,878,461
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $    856,583
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)                            8,656
Custodian fee                                                           91,489
Legal and accounting services                                           30,382
Amortization of organization expenses (Note 1D)                          3,266
Miscellaneous                                                            5,118
--------------------------------------------------------------------------------
Total expenses                                                    $    995,494
--------------------------------------------------------------------------------

Net investment income                                             $  1,882,967
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                $ 27,030,018
   Options                                                              61,335
--------------------------------------------------------------------------------
Net realized gain on investment transactions                      $ 27,091,353
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                            $  7,432,174
   Options                                                             181,789
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments                                                 $  7,613,963
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $ 34,705,316
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 36,588,283
--------------------------------------------------------------------------------

                       See notes to financial statements

Stock Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets



Increase (Decrease)            Year Ended                Year Ended
in Net Assets                  December 31, 1997         December 31, 1996
--------------------------------------------------------------------------------
From operations --
   Net investment income            $  1,882,967              $  2,212,222
   Net realized gain on
      investment transactions         27,091,353                14,716,162
   Net change in unrealized
      appreciation (depreciation)
      of investments                   7,613,963                 4,346,638
--------------------------------------------------------------------------------
Net increase in net assets
      from operations               $ 36,588,283              $ 21,275,022
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                    $ 11,266,958              $  9,663,514
   Withdrawals                       (27,470,554)              (15,692,663)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions             $(16,203,596)             $ (6,029,149)
--------------------------------------------------------------------------------

Net increase in net assets          $ 20,384,687              $ 15,245,873
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                $122,963,148              $107,717,275
--------------------------------------------------------------------------------
At end of year                      $143,347,835              $122,963,148
--------------------------------------------------------------------------------

                       See notes to financial statements

Stock Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                    Year Ended December 31,
                                                                     -------------------------------------------------
                                                                       1997         1996         1995        1994*
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses                                                                0.73%        0.73%        0.75%        0.73%+
Net investment income                                                   1.37%        1.96%        2.30%        2.45%+
Portfolio Turnover                                                        93%         114%         108%          28%
----------------------------------------------------------------------------------------------------------------------

Average commission rate (per share)/(1)/                            $ 0.0584     $ 0.0579      $    --      $    --
----------------------------------------------------------------------------------------------------------------------

Net assets, end of year (000's omitted)                             $143,348     $122,963     $107,717      $85,519
----------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, August 1, 1994, to December 31, 1994.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.

                       See notes to financial statements

Stock Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   Stock Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable, including any security the disposition of which is restricted under the Securities Act of 1933, and other assets will be appraised at their fair value as determined in good faith by or at the direction of the Trustees of the Portfolio.

   B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Other -- Investment transactions are accounted for on a trade date basis.

   F Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as a writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Stock Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 5/8 of 1% of average daily net assets. For the year ended December 31, 1997, the fee amounted to $856,583. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1997, no significant amounts have been deferred.


3  Investments Transactions
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $122,748,987 and $129,415,241, respectively.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, were as follows:


      Aggregate cost                                              $110,023,493
   -----------------------------------------------------------------------------
      Gross unrealized appreciation                               $ 34,114,170
      Gross unrealized depreciation                                   (988,008)
   -----------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 33,126,162
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. At December 31, 1997, the Portfolio had a balance outstanding pursuant to this line of credit of $175,000.


6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance-sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                               Number of
                                               Contracts
                                               (000's omitted)        Premiums
   -----------------------------------------------------------------------------
     Outstanding, beginning of year                       100         $ 61,335
     Options expired                                     (100)         (61,335)
   -----------------------------------------------------------------------------
     Outstanding, end of year                               -         $      -
   -----------------------------------------------------------------------------

Stock Portfolio as of December 31, 1997

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Investors
of Stock Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Stock Portfolio, including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from August 1, 1994 (start of business), to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Stock Portfolio, as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period from August 1, 1994 (start of business) to December 31, 1994, in conformity with generally accepted accounting principles.



                         COOPERS & LYBRAND L.L.P.
                         Boston, Massachusetts
                         February 6, 1998

EV Stock Portfolio as of December 31, 1997

INVESTMENT MANAGEMENT


Stock Portfolio

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant